Capital management	12 Months Ended
Oct. 31, 2020
Text Block [Abstract]
Capital management
Note 29 Capital management
Regulatory capital and capital ratios
OSFI formally establishes risk-based capital and leverage targets for deposit-taking institutions in Canada. We are required to calculate our capital ratios using the Basel III framework. Under Basel III, regulatory capital includes Common Equity Tier 1 (CET1), Tier 1 and Tier 2 capital. CET1 capital mainly consists of common shares, retained earnings and other components of equity. Regulatory adjustments under Basel III include deductions of goodwill and other intangibles, certain deferred tax assets, defined benefit pension fund assets, investments in banking, financial and insurance entities, and the shortfall of provisions to expected losses. Tier 1 capital comprises predominantly CET1 and Additional Tier 1 items including non-cumulative
preferred shares and LRCNs that meet certain criteria. Tier 2 capital includes subordinated debentures that meet certain criteria, certain loan loss allowances and non-controlling
interests in subsidiaries Tier 2 instruments. Total capital is the sum of Tier 1 and Tier 2 capital.
Regulatory capital ratios are calculated by dividing CET1, Tier 1 and Total capital by risk-weighted assets. The leverage ratio is calculated by dividing Tier 1 capital by an exposure measure. The exposure measure consists of total assets (excluding items deducted from Tier 1 capital) and certain off-balance
sheet items converted into credit exposure equivalents. Adjustments are also made to derivatives and secured financing transactions to reflect credit and other risks.

During 2020 and 2019, we complied with all capital and leverage requirements, including the domestic stability buffer, imposed by OSFI.

	As at

(Millions of Canadian dollars, except percentage amounts and as otherwise noted)	October 31 2020	October 31 2019
Capital (1)
CET1 capital	$68,082	$62,184
Tier 1 capital	74,005	67,861
Total capital	84,928	77,888
Risk-weighted Assets (RWA) used in calculation of capital ratios (1)
Credit risk	$448,821	$417,835
Market risk	27,374	28,917
Operational risk	70,047	66,104
Total RWA	$546,242	$512,856
Capital ratios and Leverage ratio (1)
CET1 ratio	12.5%	12.1%
Tier 1 capital ratio	13.5%	13.2%
Total capital ratio	15.5%	15.2%
Leverage ratio	4.8%	4.3%
Leverage ratio exposure (billions)	$1,552.9	$1,570.5

(1)
Capital, RWA, and capital ratios are calculated using OSFI’s Capital Adequacy Requirements (CAR) guideline and the Leverage ratio is calculated using OSFI’s Leverage Requirements (LR) guideline as updated in accordance with the regulatory guidance issued in fiscal 2020 by OSFI in response to the
COVID-19
pandemic. Both the CAR guideline and LR guideline are based on the Basel III framework.